Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital Risk Management
Borrowings-current portion	$ 90,358	$ 99,307
Borrowings-non-current portion	831,588	986,451
Lease liabilities-current portion	17,433	10,342
Lease liabilities-non-current portion	45,136	45,556
Derivative financial instruments-current liability		5,184
Derivative financial instruments-non-current liability		4,061
Derivative financial instruments-current asset	(2,440)
Derivative financial instruments-non-current asset	(1,136)
Total indebtedness	980,939	1,150,901
Total assets	$ 2,015,434	$ 2,131,733
Total indebtedness/total assets	48.70%	54.00%